Financing (FY)- Schedule of Financing Costs (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
June 2009 Senior Notes | Senior notes
Debt Instrument [Line Items]
Financing costs, gross	$ 13.3	[1]
Weighted-average period of amortization	5 years 2 months 12 days	[1]
November 2011 Senior Notes | Senior notes
Debt Instrument [Line Items]
Financing costs, gross	$ 29.9	[2]
Weighted-average period of amortization	12 years 1 month 6 days	[2]
February 2012 Senior Notes | Senior notes
Debt Instrument [Line Items]
Financing costs, gross	$ 22.5	[3]
Weighted-average period of amortization	6 years 2 months 12 days	[3]
June 2014 Senior Notes | Senior notes
Debt Instrument [Line Items]
Financing costs, gross	$ 18.6	[4]
Weighted-average period of amortization	6 years 7 months 6 days	[4]
February 2016 Senior Notes | Senior notes
Debt Instrument [Line Items]
Financing costs, gross	$ 16.0
Weighted-average period of amortization	8 years 10 months
July 2016 Senior Notes | Senior notes
Debt Instrument [Line Items]
Financing costs, gross	$ 33.0
Weighted-average period of amortization	17 years
2015 credit agreement | Notes payable to banks
Debt Instrument [Line Items]
Financing costs, gross	$ 28.0
Weighted-average period of amortization	4 years

[1]	Includes $500.0 million, 7.250% senior notes due June 2019.
[2]	Includes $1,250.0 million, 4.750% senior notes due November 2021 and $700.0 million, 6.125% senior notes due November 2041.
[3]	Includes $1,500.0 million, 2.650% senior notes due February 2017 and $1,000.0 million, 3.900% senior notes due February 2022.
[4]	Includes $500.0 million, 1.250% senior notes due June 2017, $1,000.0 million, 2.250% senior notes due June 2019, and $1,000.0 million, 3.500% senior notes due June 2024.